Annual Fund Operating Expenses - BOYAR VALUE FUND INC	Apr. 29, 2025
BOYAR VALUE FUND INC Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.96%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.72%
BOYAR VALUE FUND INC Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.96%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.47%

[1]	“Other Expenses” for the Class I shares are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or “acquired” funds.